CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Recurring technology and services	$ 93,671	$ 57,703	$ 46,005
Strategic consulting, software licenses and other	11,270	10,771	9,912
Total revenue	104,941	68,474	55,917
Cost of revenue:
Recurring technology and services	44,814	26,349	20,538
Strategic consulting, software licenses and other	5,165	3,874	4,360
Total cost of revenue	49,979	30,223	24,898
Gross profit	54,962	38,251	31,019
Operating expenses:
Sales and marketing	16,648	12,281	9,793
General and administrative	17,777	11,709	9,547
Research and development	11,860	9,321	8,070
Depreciation and amortization	4,551	3,529	3,537
Restructuring charge	1,549
Income from operations	2,577	1,411	72
Other income (expense), net:
Interest expense	(3,047)	(2,007)	(2,224)
Interest income	45	19	46
Other income		3
Increase in fair value of warrants for redeemable convertible preferred stock	(1,996)	(884)	(184)
Loss before income tax provision	(2,421)	(1,458)	(2,290)
Income tax provision	534	294	264
Net loss	(2,955)	(1,752)	(2,554)
Preferred dividends	(2,168)	(3,715)	(3,714)
Accretion of redeemable convertible preferred stock	(37)	(64)	(64)
Loss applicable to common stockholders	$ (5,160)	$ (5,531)	$ (6,332)
Basic and diluted loss per common share (in dollars per share)	$ (0.31)	$ (1.26)	$ (1.47)
Basic weighted average common shares outstanding (in shares)	16,412	4,399	4,311
Diluted weighted average common shares outstanding (in shares)	16,412	4,399	4,311